Coho Relative Value ESG Fund
Schedule of Investments
as of April 30, 2024 (Unaudited)

COMMON STOCKS - 95.5%	Shares	Value
Communication Services - 4.0%
Walt Disney	18,603	$2,066,793

Consumer Discretionary - 16.1%
Lowe's Companies	10,766	2,454,540
NIKE, Inc. - Class B	16,327	1,506,329
Ross Stores	19,322	2,503,166
Service Corp International	25,668	1,840,652
		8,304,687

Consumer Staples - 22.2%
Coca-Cola	26,510	1,637,523
Colgate-Palmolive	22,768	2,092,835
Conagra Brands	42,402	1,305,134
Dollar General	14,842	2,065,858
Mondelez International, Inc. - Class A	27,815	2,001,011
Sysco	30,826	2,290,987
		11,393,348

Financials - 14.1%
Global Payments	15,082	1,851,617
Marsh & McLennan Companies	9,373	1,869,257
State Street	22,525	1,632,837
US Bancorp	46,207	1,877,391
		7,231,102

Health Care - 29.7%(a)
Abbott Laboratories	15,652	1,658,642
Amgen	6,135	1,680,622
Cencora	9,798	2,342,213
CVS Health	24,139	1,634,452
Johnson & Johnson	12,667	1,831,522
Medtronic PLC	22,263	1,786,383
Thermo Fisher Scientific	3,635	2,067,297
UnitedHealth Group	4,546	2,198,900
		15,200,031

Industrials - 4.4%
W.W. Grainger	2,443	2,250,858

Information Technology - 5.0%
Microchip Technology	27,765	2,553,825
TOTAL COMMON STOCKS (Cost $48,042,567)		49,000,644

TOTAL INVESTMENTS - 95.5% (Cost $48,042,567)		$49,000,644
Money Market Deposit Account - 3.6%(b)		1,870,260
Other Assets in Excess of Liabilities - 0.9%		446,205
TOTAL NET ASSETS - 100.0%		$51,317,109

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2024 was 3.27%.

Coho Relative Value ESG Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$49,000,643	–	–	$49,000,643
Total Assets	$49,000,643	–	–	$49,000,643

Refer to the Schedule of Investments for industry classifications.